Retirement Benefit Plan - Summary of Pension Obligation in Respect of Defined Benefit Plans Reported in Balance Sheet (Parenthetical) (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017
Unfunded Pension Arrangements [Member] | Other Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Present value of liabilities	£ 97	£ 104